Note 21 - Financial Instruments - Credit Risk Schedule (Details) - Currency risk [member] - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Canada, Dollars
Statement Line Items [Line Items]
Risk exposure	$ (4,271)	$ (6,914)
United States of America, Dollars
Statement Line Items [Line Items]
Risk exposure	(106,021)	(94,376)
Cash and cash equivalents 1 [member] | Canada, Dollars
Statement Line Items [Line Items]
Risk exposure	86	68
Cash and cash equivalents 1 [member] | United States of America, Dollars
Statement Line Items [Line Items]
Risk exposure	44,659	4,557
Suppliers [member] | Canada, Dollars
Statement Line Items [Line Items]
Risk exposure	0	(779)
Accounts payable 1 [member] | Canada, Dollars
Statement Line Items [Line Items]
Risk exposure	(4,314)	(6,136)
Other current liabilities 1 [member] | Canada, Dollars
Statement Line Items [Line Items]
Risk exposure	(43)	(67)
Trade receivables [member] | United States of America, Dollars
Statement Line Items [Line Items]
Risk exposure	11,583	22,400
Prepayment from customer [member] | United States of America, Dollars
Statement Line Items [Line Items]
Risk exposure	(1,514)	0
Export prepayment agreement interest [member] | United States of America, Dollars
Statement Line Items [Line Items]
Risk exposure	(1,118)	(11,689)
Export prepayment agreement [member] | United States of America, Dollars
Statement Line Items [Line Items]
Risk exposure	$ (159,631)	$ (109,644)